UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2



1.	Name and address of issuer:



			Bremer Investment Funds, Inc.

			P.O. Box 1956

			St. Cloud, MN  56302





2.	The name of each series or class of securities
for which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   [X]



3.	Investment Company Act File Number:  811-7919



	Securities Act File Number:	333-15969



4(a).	Last day of fiscal year for which this Form is filed:



					9/30/98



4(b).	[  ] Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal
year).  (See Instruction A.2.)		N/A



	Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).	[  ] Check box if this is the last time the issuer will be
filing this Form.		N/A



5.	Calculation of registration fee:



	(i)  	Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):

	$ 29,577,299

	(ii)	Aggregate price of securities redeemed or repurchased
during the fiscal year:

	$ 21,464,663



	(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

							$          0

	(iv)	Total available redemption credits [add Items 5(ii) and
5(iii)]:

	$21,464,663

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

	$ 8,112,636

	(vi)	Redemption credits available for use in future years

		- if Item 5(i) is less than Item 5(iv) [Subtract
		Item 5(iv) from Item 5(i)]:

	$	         0

	(vii)	Multiplier for determining registration fee (See
Instruction C.9):

	X	    0.0278%

	(viii)Registration fee due [Multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

	=$ 2,255.32



6.	Prepaid Shares



	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ___________.




7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+	$	       N/A



8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=	$ 2,255.32



9.	Date the registration fee and any interest payment was sent
to the Commission's lockbox depository:	December 14, 1998



		Method of Delivery:



		[X]	Wire Transfer (CIK# 0001023647)



		[  ]	Mail or other means







SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By  (Signature and Title) *	 /s/ Paul Gifford

			Paul Gifford, Secretary





Date 	December 14, 1998



	*Please print the name and title of the signing officer below the signature.